Document and Entity Information	0 Months Ended
Oct. 21, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 21, 2013
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Oct. 21, 2013
Document Effective Date	Oct. 21, 2013
Prospectus Date	Sep. 30, 2013
SIIT LARGE CAP DIVERSIFIED ALPHA FUND | SIIT LARGE CAP DIVERSIFIED ALPHA FUND - CLASS A
Risk/Return:
Trading Symbol	SCDAX